Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 34,583	¥ 28,770
Fair value of plan assets	11,477	4,675
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	34,583	28,770
Fair value of plan assets	¥ 11,477	¥ 4,675